Prospectus Supplement                                       213287  3/04
dated March 25, 2004 to:

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
Prospectuses dated December 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since   Experience
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Joseph P. Joseph        1999    1994 - Present          Putnam Management
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Portfolio members       Since   Experience
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Fabrice Bay             2001    2001 - Present          Putnam Management
                                Prior to April 2001     Deutsche Bank
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John A. Ferry           2003    1998 - Present          Putnam Management
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Andrew Graham           2000    1999 - Present          Putnam Management
                                Prior to Oct. 1999      Scottish Widows
                                                        Investment Management
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